SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUPMTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting judgments, estimates and assumptions used in preparation of financial statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
NOTE 3: -	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies, the Company has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments:

-	Determining the timing of satisfaction of performance obligations:

In order to determine the timing of recognizing revenues from contracts with customers at a point in time or over time, the Company evaluates the date of transfer of control over the assets or services promised in the contracts. Among others, the Company evaluates whether the customer obtains control of the asset at a specific point in time or consumes the economic benefits associated with the contract simultaneously with the Company's performance. In determining the timing of revenue recognition, the Company also considers the provisions of applicable laws and regulations.

-	Discount rate for a lease liability:

When the Company is unable to readily determine the discount rate implicit in the lease for calculating the lease liability, it uses an IBR that represents the rate of interest that a lessee would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. When the Company cannot rely on borrowing transactions, it determines the IBR based on its financing risk, the lease period and other economic variables dictated by the lease contract's existing conditions and restrictions. The Company occasionally hires an external valuation expert for determining the IBR.

b.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Government grants:

Government grants received from the IIA are recognized as liabilities if future economic benefits are expected from the research and development activity that will result in royalty-bearing sales. There is uncertainty regarding the estimated future cash flows used to measure the amount of the liability.

-	Legal claims:

In estimating the likelihood of outcome of legal claims filed against the Company and its investees, the Company relies on the opinion of its legal counsel. These estimates are based on the legal counsel's best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.

-	Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price (as the Company’s subsidiaries’ shares are not publicly traded, the fair value of the subsidiaries’ shares was estimated by valuation reports prepared by third-party valuation specialists) and exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

-	Determining the fair value of convertible SAFE:

The fair value of the SAFE issued to ICL (see Note 5f and Note 13) is based on the weighted average value of various scenarios assuming Lavie Bio Ltd.’s estimated enterprise value at the valuation date. The enterprise value is calculated using the income approach, whereby the cash flows expected to be generated are discounted to their present value equivalent using a rate of return that reflects the relative risk of the investment, as well as the time value of money. The value of the SAFE assumes the probability of various possible scenarios to which an acceptable option pricing model is applied. The inputs to the model include the enterprise value described above, the conversion price and assumptions regarding the expected volatility and the expected life of each scenario.

-	Leases - Estimating the IBR:

The Company cannot readily determine the interest rate implicit in the lease; therefore, it uses its IBR to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company ‘would have to pay’, which requires estimation when no observable rates are available or when they need to be adjusted to reflect the terms and conditions of the lease.

The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the Company's stand-alone credit rating).

-	Lease extension and/or termination options:

In evaluating whether it is reasonably certain that the Company will exercise an option to extend a lease or not exercise an option to terminate a lease, the Company considers all relevant facts and circumstances that create an economic incentive for the Company to exercise the option to extend or not exercise the option to terminate such as, but not limited to: significant amounts invested in leasehold improvements, the significance of the underlying asset to the Company's operation and whether it is a specialized asset and the Company's past experience with similar leases.

After the commencement date, the Company reassesses the term of the lease upon the occurrence of a significant event or a significant change in circumstances that affects whether the Company is reasonably certain to exercise an option to extend or not exercise an option to terminate previously included in the determination of the lease term, such as significant leasehold improvements that had not been anticipated on the lease commencement date, sublease of the underlying asset for a period that exceeds the end of the previously determined lease period, etc.

-	Intangible assets - Estimating the fair value:

The fair value of intangible assets purchased is determined upon initial recognition and when the recoverability of those assets is assessed for impairment, by either one of three traditional methods in evaluating an asset. These methods include the market approach, the income approach and the cost approach. The pipeline products and potential products were valued by applying the income approach and the microorganisms collection was valued using the cost approach. The useful economic life was determined through years of development until the final year of projected sales. When applying the income approach, the cash flows expected to be generated by intangible assets are discounted to their present value equivalent using a rate of return that reflects the relative risk of the investment, as well as the time value of money. For each intangible asset, a specific discount rate was calculated using the “Modified CAPM Build-Up Method”.